Other Non-current Liabilities (Schedule of Change in Carrying Value of Liability - Export Development Canada) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Principal repayments during the period		$ 7,500
Revaluation of variable rate long-term debt (note 25)	$ 256	45
Export Development Canada [member]
Disclosure of financial liabilities [line items]
Liability, beginning balance	8,625
Drawdowns (Repayments) during the period		9,000
Amount allocated to fair value of warrants (note 14)		(333)
Transaction costs (financing fees)		(286)
Principal repayments during the period	(750)
Interest repayments during the period	(1,093)
Interest accretion during the period	1,306	199
Revaluation of variable rate long-term debt (note 25)	256	45
Liability, ending balance	$ 8,344	$ 8,625